Equity and Stock-Based Compensation - Summary of Stock-Based Compensation Included in Statement of Operations (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expenses	$ 0	$ 94,801	$ 859,613
Cost of Services [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expenses		10,427	11,497
Sales and Marketing Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expenses		32,231	35,536
General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expenses		$ 52,142	$ 812,580